Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Classes of current inventories [abstract]
Disclosure of Detailed Information on inventories [Text Block]
	December 31 2018	December 31 2017
Ore in stockpiles and mill supplies	$4,699	$4,743
Materials and supplies	818	646

Inventory	5,517	5,389

Less: current portion	818	646

	$4,699	$4,743